FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details 3) - Level 3 [Member] - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Financial derivative contracts [Member] | Present Value Method [Member]
Disclosure of financial assets [line items]
Main unobservabe inputs	[1]	Curves on TAB indices	Curves on TAB indices
Impact Sens. -1bp Unfavourable scenario		$ (1.3)	$ (12.3)
Impact Sens. +1bp Favourable scenario		$ 1.3	$ 12.3
Available for sale investments [Member] | Internal Rate Of Return Method [Member]
Disclosure of financial assets [line items]
Main unobservabe inputs	[2]	BR UF	BR UF

[1]	TAB: "Tasa Activa Bancaria" (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
[2]	BR: "Bonos de Reconocimiento" (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.